Annual Report - Financial Statements

T. Rowe Price

Tax-Exempt
Money Fund
February 28, 2002


T. Rowe Price Tax-Exempt Money Fund


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Exempt Money shares
                    Year
                   Ended
                 2/28/02     2/28/01     2/29/00     2/28/99     2/28/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment activities

Net investment
  income (loss)     0.02       10.03       60.02       90.02      90.032

Distributions
  Net investment
  income          (0.021)     (0.036)     (0.029)     (0.029)     (0.032)

NET ASSET VALUE
End of period  $   1.000   $   1.000   $   1.000   $   1.000     $1 .000

Ratios/Supplemental Data
Total
return(diamond)     2.12%       3.67%       2.94%       2.97%      3 .24

Ratio of total
expenses to average
net assets          0.53%       0.53%       0.53%       0.52%      0 .52

Ratio of net
investment
income (loss)
to average
net assets          2.10%       3.61%       2.91%       2.93%      3 .20

Net assets,
end of period
(in thousands) $ 724,084   $ 730,782   $ 669,615   $ 710,569   $ 740,757
--------------------------------------------------------------------------------

(diamond)   Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Exempt Money PLUS shares

x        Year              x                x                 11/1/98
x        Ended             x                x                 Through
x        2/28/02           2/28/01          2/29/00           2/28/99


NET ASSET VALUE

Beginning
of period        $       1.000   $       1.000   $       1.000   $       1.000

Investment activities
  Net investment
  income (loss)          0.020           0.034           0.028           0.007

Distributions

  Net investment
  income                (0.020)         (0.034)         (0.028)         (0.007)

NET ASSET VALUE
End of period    $       1.000   $       1.000   $       1.000   $       1.000


Ratios/Supplemental Data
Total
return(diamond)           1.99%           3.44%           2.79%           0.74%

Ratio of total
expenses to average
net assets                0.67%           0.76%           0.67%         0.99%!

Ratio of net investment
income (loss) to average
net assets                1.94%           3.38%           2.81%         2.01%!

Net assets, end of
period
(in thousands)   $      29,115   $      21,817   $      17,694   $       4,208
--------------------------------------------------------------------------------

(diamond)  Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
        !  Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Statement of Net Assets                                         Par      Value
--------------------------------------------------------------------------------
                                                                 In thousands

ALABAMA  0.8%

Tuscaloosa County Board of Ed.
 Capital Outlay, VRDN
  (Currently 1.17%)                        $         5,930      $         5,930

Total Alabama (Cost $5,930)                                               5,930


ARIZONA  1.6%

Arizona Transportation Board
  5.00%, 7/1/02                                        445                  449

  6.50%, 7/1/07
  (Prerefunded 7/1/02!)                              2,000                2,064

Maricopa County
  5.60%, 7/1/02 (AMBAC Insured)                        425                  430

Phoenix, GO, 4.90%, 7/1/02                           1,750                1,766

Salt River Agricultural Improvement & Power
  TECP, 1.30%, 3/8/02                                7,000                7,000

  Total Arizona (Cost $11,709)                                           11,709


COLORADO  0.4%

Colorado, GO, TRAN, 3.00%, 6/28/02                   1,000                1,003

Denver, W. W. Grainger, IDR, VRDN
(Currently 1.30%)                                    2,190                2,190

Total Colorado (Cost $3,193)                                              3,193


DELAWARE  0.1%

Delaware, GO, 5.80%, 3/1/02                          1,000                1,000

Total Delaware (Cost $1,000)                                              1,000


DISTRICT OF COLUMBIA  1.3%

District of Columbia
  GO, 5.625%, 6/1/02
  (Escrowed to Maturity)                             1,865                1,885

  GO, 5.90%, 6/1/02
  (Escrowed to Maturity)                             3,000                3,034

  GO, 6.00%, 6/1/02
  (Escrowed to Maturity)                             1,600                1,619

  Henry J. Kaiser Foundation
    VRDN (Currently 1.22%)                           3,000                3,000

Total District of Columbia (Cost $9,538)                                  9,538


FLORIDA 2.8% Florida Board of Ed.
  VRDN (Currently 1.24%)                   $         8,470      $         8,470

  5.40%, 6/1/04
  (Prerefunded 06/01/02!)                              410                  417

GO, 4.00%, 6/1/02                                    1,190                1,197

GO, VRDN (Currently 1.24%)                           3,680                3,680

Florida Dept. Environmental Protection, Preservation
  VRDN (Currently 1.24%)
  (MBIA Insured)                                     3,000                3,000

Florida Dept. of Natural Resources
  6.25%, 7/1/13 (MBIA Insured)
  (Prerefunded 07/01/02!)                              500                  511

Orange County IDA, W. W. Grainger
  VRDN (Currently 1.30%)                             1,185                1,185

Reedy Creek Improvement Dist., GO
  3.50%, 6/1/02 (AMBAC Insured)                        500                  501

Tampa Bay Water, VRDN
(Currently 1.21%) (FGIC Insured)                     2,000                2,000

Total Florida (Cost $20,961)                                             20,961


GEORGIA  5.9%

Athens Clark Unified Gov't. Dev. Auth.
  VRDN (Currently 1.20%)                             7,000                7,000

Atlanta Water & Sewer
  VRDN (Currently 1.10%)
  (FSA Insured)                                      8,000                8,000

  VRDN (Currently 1.21%)
  (FGIC Insured)                                     4,995                4,995

Cobb County Dev. Auth., Kennesaw State Univ. Project
  VRDN (Currently 1.20%)                             3,510                3,510

DeKalb County Hosp. Auth., DeKalb Regional
  VRDN (Currently 1.20%)                             1,500                1,500

Fulton County Dev. Auth., Lovett School
  VRDN (Currently 1.20%)                             5,000                5,000

Georgia, GO
  4.50%, 7/1/02                                        250                  253

  5.75%, 9/1/02                                      2,000                2,042

  7.25%, 7/1/02                                      1,000                1,018


Georgia Private Colleges & Univ. Auth.
  Emory Univ., VRDN
  (Currently 1.21%)                        $         7,500      $         7,500

Georgia State Tollway Auth.,
  BAN, 2.75%, 5/20/02                                4,000                4,008

Total Georgia (Cost $44,826)                                             44,826


HAWAII  0.5%

Hawaii
  VRDN (Currently 1.24%)
  (Prerefunded 3/7/02!)                              3,200                3,200

GO, 5.10%, 6/1/02
(Escrowed to Maturity)                                 515                  518

Total Hawaii (Cost $3,718)                                                3,718


ILLINOIS  7.3%

Chicago Park Dist., GO,
TAN, 3.30%, 5/1/02                                   5,000                5,005

Illinois, GO
  VRDN (Currently 1.24%)                             7,630                7,630

  VRDN (Currently 1.24%)
  (FSA Insured)                                      5,000                5,000

  5.00%, 4/1/02                                      1,000                1,003

  5.15%, 9/1/02 (FGIC Insured)                         500                  509

  5.25%, 7/1/02 (FGIC Insured)                         625                  632

Sales Tax, 4.40%, 6/15/02                            1,100                1,109

Illinois Dev. Fin. Auth.,
 Palos Community Hosp.
  VRDN (Currently 1.15%)                             4,100                4,100

Illinois EFA, Northwestern Univ.
  VRDN (Currently 1.20%)                             5,200                5,200

Illinois HFA
 Little Co. of Mary Hosp.
  VRDN (Currently 1.26%)                             4,500                4,500

  VRDN (Currently 1.26%)
  (MBIA Insured)                                    12,405               12,405

  Northwest Community Hosp.
  VRDN (Currently 1.35%)                             1,800                1,800

  Sarah Bush Lincoln Health Center
  7.25%, 5/15/22
  (Prerefunded 5/15/02!)                             2,400                2,477

Illinois, Sales Tax,
5.00%, 6/15/02                                       1,025                1,032

Niles Village, IDR, W. W. Grainger,
VRDN (Currently 1.30%)                     $         1,000              $1 ,000

Regional Transportation Auth.,
5.00%, 7/1/02 (FGIC Insured)                         1,400                1,415

Total Illinois (Cost $54,817)                                            54,817


INDIANA  1.4%

Gary, W. W. Grainger, IDR,
  VRDN (Currently 1.30%)                               730                  730

Indiana HFFA
Ascension Health
  1.55%, 6/4/02                                      6,000                6,000

  1.80%, 3/5/02                                      4,000                4,000

  Total Indiana (Cost $10,730)                                           10,730


IOWA  0.9%

Iowa, TRAN, 3.00%, 6/27/02                           6,000                6,022

Iowa Fin. Auth., Iowa Health System
  VRDN (Currently 1.20%)
  (AMBAC Insured)                                    1,000                1,000

Total Iowa (Cost $7,022)                                                  7,022


KANSAS  1.5%

Kansas Dev. Fin. Auth., Chesapeake Apartments
  VRDN (Currently 1.17%)                            11,000               11,000

Total Kansas (Cost $11,000)                                              11,000


KENTUCKY  0.4%

Kentucky Infrastructure Auth., Solid Waste
  6.30%, 6/1/12
  (Prerefunded 6/1/02!)                              1,000                1,032

Kentucky Turnpike Auth., 5.00%,
7/1/02 (AMBAC Insured)                               2,000                2,024

Total Kentucky (Cost $3,056)                                              3,056


LOUISIANA  2.4%

Louisiana, GO
  VRDN (Currently 1.24%)
  (MBIA Insured)                                     3,145                3,145

  6.00%, 8/1/02 (FGIC Insured)                       5,975                6,079

Louisiana PFA
Pendleton Memorial Hosp.
  6.75%, 6/1/22 (Prerefunded 6/1/02!)      $         3,000      $         3,098

Willis Knighton Medical Center
  VRDN (Currently 1.40%)
  (AMBAC Insured)                                    1,400                1,400

New Orleans Aviation Board
  VRDN (Currently 1.20%)
  (MBIA Insured)                                     1,700                1,700

Plaquemines Port, Harbor & Terminal,
2.75%, 3/27/02                                       2,360                2,356

Total Louisiana (Cost $17,781)                                           17,778


MARYLAND  11.8%

Baltimore County, GO
  VRDN (Currently 1.24%)                             2,000                2,000

  3.50%, 6/1/02                                      3,000                3,006

Baltimore IDA, GO, Capital Acquisition Program
  VRDN (Currently 1.125%)                            1,400                1,400

Charles County, GO, 4.30%, 6/1/02105106
Frederick County Ed. Fac., Hood College
  VRDN (Currently 1.20%)                             6,760                6,760

Gaithersburg Economic Dev., Asbury Methodist
  VRDN (Currently 1.15%)
  (MBIA Insured)                                    13,800               13,800

Howard County, GO, 4.00%, 4/15/02                    2,150                2,152

Maryland, GO, State &
Local Fac., 4.00%, 3/1/02                            4,390                4,390

Maryland DOT, 4.125%, 9/15/02                        1,000                1,011

Maryland HHEFA
Catholic Health Service
  VRDN (Currently 1.25%)                             3,500                3,500

Charlestown Community
  VRDN (Currently 1.15%)                             9,200                9,200

Loyola College
  VRDN (Currently 1.35%)
  (MBIA Insured)                                     3,550                3,550

  Trinity School, VRDN (Currently 1.20%)             3,000                3,000

  Univ. of Maryland Medical System
  VRDN (Currently 1.20%)                               600                  600

Maryland IDA, Calvert School,
  VRDN (Currently 1.20%)                             9,000                9,000

Montgomery County, GO
  5.40%, 7/1/02                                      1,000                1,010

 TECP
  1.25%, 3/6/02                                      9,000                9,000

  1.25%, 4/8/02                            $         3,500      $         3,500

Montgomery County Economic Dev. Auth.
 Howard Hughes Medical Fac.
  VRDN (Currently 1.14%)                               800                  800

Univ. of Maryland, College Park Business School
  VRDN (Currently 1.10%)                             9,775                9,775

Washington Suburban Sanitary Dist.,
  6.50%, 6/1/02                                      1,000                1,012

Total Maryland (Cost $88,572)                                            88,572


MASSACHUSETTS  0.4%

Massachusetts, GO
  5.25%, 8/1/02 (MBIA Insured)                         500                  508

  6.25%, 7/1/02                                      2,150                2,176

Massachusetts Water Resources Auth.
6.50%, 7/15/21
  (Prerefunded 7/15/02!)                               480                  498

Total Massachusetts (Cost $3,182)                                         3,182


MICHIGAN  0.5%

Michigan Building Auth., GO
  6.00%, 10/1/02 (AMBAC Insured)                       100                  103

Michigan HDA, Rental Housing
  VRDN (Currently 1.15%)
  (MBIA Insured)                                     3,800                3,800

Total Michigan (Cost $3,903)                                              3,903


MINNESOTA  3.7%

Minneapolis & St Paul Metropolitan Apartments
  VRDN (Currently 1.24%)
  (FGIC Insured)                                     3,115                3,115

Minnesota, GO
  VRDN (Currently 1.24%)                             6,700                6,700

  4.00%, 11/2/02                                       175                  178

  4.75%, 8/1/02                                      4,500                4,563

  5.00%, 5/1/02 (MBIA Insured)                       1,000                1,003

Minnesota Public Fac. Auth. PCR
  VRDN (Currently 1.24%)                             2,800                2,800

Rochester Minnesota Health Care
  Fac., TECP, 1.20%, 4/8/02                         10,000               10,000

Total Minnesota (Cost $28,359)                                           28,359


MISSISSIPPI  1.3%

Hosp. Equipment Fac. Auth.,
  VRDN (Currently 1.20%)                   $         1,300      $         1,300

Mississippi, GO
  VRDN (Currently 1.21%)                             5,000                5,000

  5.00%, 9/1/02                                      2,000                2,034

Rankin County, PCR, Siemens Energy
  VRDN (Currently 1.20%)                             1,600                1,600

Total Mississippi (Cost $9,934)                                           9,934


MISSOURI  0.2%

Sikeston, 6.25%, 6/1/22 (MBIA Insured)
  (Prerefunded 6/1/02!)                              1,540               1 ,584

Total Missouri (Cost $1,584)                                              1,584


NEVADA  1.9%

Clark County, GO, VRDN (Currently 1.24%)
  (FGIC Insured)                                     8,415                8,415

Clark County School Dist., GO
  5.50%, 6/15/02 (FGIC Insured)                        200                  202

  7.25%, 6/15/02 (MBIA Insured)                        450                  458

Truckee Meadows Water Auth.
  VRDN (Currently 1.24%) (FSA Insured)               5,610                5,610

Total Nevada (Cost $14,685)                                              14,685


NEW HAMPSHIRE  0.7%

New Hampshire, GO, 3.00%, 11/1/02                    5,000                5,037

Total New Hampshire (Cost $5,037)                                         5,037


NEW JERSEY  2.6%

New Jersey, TECP, 1.20 - 1.25%,
  4/8/02 - 4/9/02                                   15,000               15,000

New Jersey Transportation Trust Fund Auth.
  6.00%, 6/15/02 (AMBAC Insured)                     4,235                4,279

Total New Jersey (Cost $19,279)                                         19,279


NEW MEXICO  0.4%

Albuquerque, GO, 4.00%, 7/1/02             $         1,550      $         1,558

New Mexico, Severance Tax,
  3.00%, 7/1/02                                      1,175                1,180

Total New Mexico (Cost $2,738)                                           2,738


NEW YORK  1.6%

Metropolitan Transportation Auth.
  6.625%, 7/1/14
  (Prerefunded 7/1/02!)                                500                  514

New York City, GO,
  RAN, 3.00%, 4/12/02                                8,500                8,512

New York City Transitional Fin. Auth.,
  BAN, 3.25%, 10/2/02                                3,000                3,020

Total New York (Cost $12,046)                                            12,046


NORTH CAROLINA  2.6%

Charlotte, Charlotte Airport
  VRDN (Currently 1.26%)
  (MBIA Insured)                                     3,000                3,000

Mecklenburg County, GO,
  VRDN (Currently 1.20%)                             2,400                2,400

North Carolina, GO
  VRDN (Currently 1.17%)                             3,995                3,995

  4.50%, 4/1/02                                      1,550                1,554

Prison & Youth Services Fac.
  6.10%, 3/1/04
  (Prerefunded 3/1/02!)                              1,000                1,010

North Carolina Medical Care Health
 Variable Firsthealth
  VRDN (Currently 1.30%)                             8,000                8,000

Total North Carolina (Cost $19,959)                                      19,959


OHIO  2.3%

Hamilton County Hosp. Fac.
 Childrens Hosp. Medical Center
  VRDN (Currently 1.12%)                             2,000                2,000

Ohio, GO
 Highway Capital Improvement
  4.50%, 5/1/02                                      2,000                2,009


Ohio Turnpike Commission, Ohio Turnpike
  VRDN (Currently 1.24%) (FGIC Insured)    $         7,495      $         7,495

Ohio Water Dev. Auth., BAN,
  2.50%, 3/28/02                                     5,000                5,004

Univ. of Cincinnati, BAN, 1.80%, 5/1/02              1,000                1,001

Total Ohio (Cost $17,509)                                                17,509


OREGON  1.8%

Oregon Housing & Community Services Dept.
Single Family Mortgage
  2.20%, 9/12/02                                     2,000                2,000

  3.20%, 3/28/02                                    10,000               10,000

Port of Morrow, PCR, 6.375%,
  4/1/08 (Prerefunded 4/1/02!)                       1,500                1,504

Total Oregon (Cost $13,504)                                              13,504


PENNSYLVANIA  2.2%

Montgomery County IDA, W. W. Grainger
  VRDN (Currently 1.30%)                             1,230                1,230

Northampton County Higher Ed., Lafayette College
  VRDN (Currently 1.15%)                             2,200                2,200

Pennsylvania, GO, 4.875%, 5/1/02                       625                  629

Philadelphia HHEFA, Jefferson Health,
  3.35%, 3/1/02                                     12,900               12,900

Total Pennsylvania (Cost $16,959)                                        16,959


SOUTH CAROLINA  2.7%

Greenville Hosp. Systems, 4.80%, 5/1/02                500                  502

Richland County, GO, 3.50%, 3/1/02                   1,375                1,375

South Carolina, GO, Capital Improvement,
  5.75%, 8/1/02                                      2,000                2,030

South Carolina Public Service
 Santee Cooper
  6.625%, 7/1/31
  (Prerefunded 7/1/02!)                              7,000                7,235

  6.625%, 7/1/31 (MBIA Insured)
  (Prerefunded 7/1/02!)                              2,500                2,590

Spartanburg County, Siemens Energy
  VRDN (Currently 1.20%)                             6,400                6,400

Total South Carolina (Cost $20,132)                                      20,132


SOUTH DAKOTA  2.9%

South Dakota HEFA
 Avera Health Issue
  VRDN (Currently 1.50%) (MBIA Insured)    $         7,140      $         7,140

Sioux Valley Hosp., VRDN
  (Currently 1.50%)                                 14,745               14,745

Total South Dakota (Cost $21,885)                                        21,885


TENNESSEE  5.3%

Metropolitan Nashville & Davidson County
  Ascension Health, 1.65%, 3/5/02                    3,000                3,000

Metropolitan Nashville & Davidson County, GO
  VRDN (Currently 1.24%) (FGIC Insured)              7,000                7,000

  5.30%, 5/15/02                                     1,000                1,008

  5.50%, 5/15/02                                     1,320                1,331

Sevier County Tennessee Public Building Auth.
 Public Improvement
  (VRDN Currently 1.30%) (FSA Insured)                 100                  100

Shelby County, GO
  4.50%, 4/1/02                                      2,100                2,105

Public Improvement, 4.75%, 6/1/02                      525                  528

TAN VRDN (Currently 1.30%)                          10,000               10,000

TECP, 1.30%, 4/9/02                                 14,000               14,000

Tennessee, GO, 5.00%, 3/1/02                         1,000                1,000

Total Tennessee (Cost $40,072)                                           40,072


TEXAS  17.0%

Austin, GO, 4.25%, 9/1/02                              750                  760

Dallas County Community College Dist.
  VRDN (Currently 1.20%)                             9,400                9,400

Dallas Fort Worth Int'l Airport, Bombardier
  VRDN (Currently 1.30%)                             3,040                3,040

Dallas Water & Sewer, TECP,
  1.20%, 4/4/02                                      9,000                9,000

Fort Worth Water & Sewer,
  VRDN (Currently 1.22%)                             6,965                6,965

Gulf Coast Waste Disposal Auth.
  Amoco Oil, 2.45%, 7/2/02                           7,000                7,000


Harris County
  6.50%, 8/15/17 (AMBAC Insured)
  (Prerefunded 8/15/02!)                   $         5,710      $         5,930

GO, TECP
  1.30%, 3/6/02                                      5,600                5,600

  1.30%, 4/8/02                                      4,450                4,450

Houston, GO
  4.80%, 4/1/02                                      1,000                1,001

  5.00%, 3/1/02                                      2,500                2,500

  5.80%, 3/1/02                                      1,350                1,350

TECP, 1.30%, 4/8/02                                  9,000                9,000

Lower Colorado River Auth.
  4.00%, 5/15/02 (MBIA Insured)                      3,000                3,013

Midland Ind. Dev. Corp., W. W. Grainger
  VRDN (Currently 1.30%)                               775                  775

North Central Texas Health Fac. Dev.
  TECP, 1.20%, 4/5/02 (AMBAC Insured)                5,000                5,000

San Antonio, GO
  8.00%, 8/1/02                                      1,200                1,226

General Improvement, 5.50%, 8/1/02                     750                  763

San Antonio Water System, TECP,
  1.25%, 4/10/02                                    10,000               10,000

Texas, GO
  6.50%, 10/1/02                                     1,500                1,541

PFA, TECP, 1.20%, 4/9/02                             8,000                8,000

TRAN, 3.75%, 8/29/02                                15,035               15,129

Texas A&M Univ.
  5.25%, 7/1/02                                      1,000                1,013

  5.50%, 5/15/02                                     1,610                1,620

Texas Water Dev. Board, COP,
  VRDN (Currently 1.22%)                             7,650                7,650

Univ. of Texas
  GO, 5.40%, 5/1/02 (Escrowed to Maturity)             140                  141

TECP, 1.40%, 7/1/02                                  6,200                6,200

Total Texas (Cost $128,067)                                             128,067


UTAH  0.8%

Intermountain Power Agency
  VRDN (Currently 1.24%) (MBIA Insured)    $         5,000      $         5,000

TECP, VRDN (Currently 1.20%)                         1,000                1,000

Total Utah (Cost $6,000)                                                  6,000


VIRGINIA  6.4%

Fairfax County, GO, 4.50%, 6/1/02                    1,400                1,406

Fairfax County IDA, Inova Health System,
  4.50%, 8/15/02                                     1,500                1,516

Fairfax County Water Auth.
  5.75%, 4/1/29 (Prerefunded 4/1/02!)                3,085                3,095

Newport News, GO
  4.00%, 8/15/02                                     2,235                2,250

  6.00%, 5/1/02                                        850                  855

Norfolk, GO, 5.25%, 6/1/02                           2,200                2,221

Richmond, GO, Refunding & Public Improvement
  4.00%, 7/15/02 (FGIC Insured)                      2,995                3,020

Salem, GO, 4.00%, 8/1/02                             1,550                1,565

Virginia, GO, 5.00%, 6/1/02                            750                  756

Virginia Public Building Auth.,
  5.625%, 8/1/02                                     1,675                1,703

Virginia Public School Auth., GO
  VRDN (Currently 1.21%)                             5,420                5,420

  VRDN (Currently 1.22%)                             4,995                4,995

  5.00%, 8/1/02                                        350                  355

  6.00%, 8/1/02                                      2,300                2,340

School Equipment
  4.10%, 4/1/02                                      3,400                3,408

  4.25%, 4/1/02                                        500                  501

Virginia Transportation Board
  4.50%, 5/15/02                                     5,625                5,652

Federal Highway Reimbursement
  5.00%, 10/1/02                                     7,000                7,125

Total Virginia (Cost $48,183)                                            48,183


WASHINGTON  2.2%

Port of Seattle, TECP,
  1.30%, 4/9/02                            $         3,000      $         3,000

Washington Public Power Supply
  VRDN (Currently 1.21%) (MBIA Insured)              3,100                3,100

  VRDN (Currently 1.22%) (MBIA Insured)              4,995                4,995

Seattle, GO, Refunding & Improvement,
  3.00%, 7/1/02                                      1,005                1,010

Washington, GO
  5.00%, 7/1/02                                      1,500                1,512

Motor Vehicle Tax, 5.75%, 9/1/02                     1,500                1,528

Washington HFA
 Fred Hutchinson Cancer Research Center
  VRDN (Currently 1.50%)                             1,080                1,080

Total Washington (Cost $16,225)                                          16,225


WISCONSIN  0.8%

Wisconsin
  GO, 6.10%, 5/1/04 (Prerefunded 5/1/02!)            1,000                1,008

  6.30%, 5/1/12 (Prerefunded 5/1/02!)                1,000                1,006

Wisconsin Housing & Economic Dev. Auth.
 Home Ownership
  VRDN (Currently 1.15%)                             3,705                3,705

Total Wisconsin (Cost $5,719)                                             5,719


U. S. VIRGIN ISLANDS  0.0%

Virgin Islands Public Fin. Auth.
  7.25%, 10/1/18 (Prerefunded 10/1/02!)                100                  105

Total U. S. Virgin Islands (Cost $105)                                      105


Total Investments in Securities
99.4% of Net Assets (Cost $748,919)                             $       748,916

Other Assets Less Liabilities                                             4,283

NET ASSETS                                                      $       753,199

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $           183

Net unrealized gain (loss)                                                   (3)

Paid-in-capital applicable to
753,127,031 shares of $0.01 par
value capital stock outstanding;
5,000,000,000 shares authorized                                         753,019

NET ASSETS                                                      $       753,199

NET ASSET VALUE PER SHARE

TAX-EXEMPT SHARES
($724,083,829 / 724,015,139
SHARES OUTSTANDING)                                             $          1.00

TAX-EXEMPT PLUS SHARES
($29,115,575 / 29,111,892
SHARES OUTSTANDING)                                             $          1.00
--------------------------------------------------------------------------------

    !   Used in determining portfolio maturity
AMBAC   AMBAC Indemnity Corp.
  BAN   Bond Anticipation Note
  COP   Certificates of Participation
  DOT   Department of Transportation
  EFA   Educational Facility Authority
 FGIC   Financial Guaranty Insurance Company
  FSA   Financial Security Assurance Corp.
   GO   General Obligation
  HDA   Housing Development Authority
 HEFA   Health & Educational Facility Authority
  HFA   Health Facility Authority
 HFFA   Health Facility Financing Authority
HHEFA   Health & Higher Educational Facility Authority
  IDA   Industrial Development Authority
  IDR   Industrial Development Revenue
 MBIA   Municipal Bond Investors Assurance Corp.
  PCR   Pollution Control Revenue
  PFA   Public Facility Authority
  RAN   Revenue Anticipation Note
  TAN   Tax Anticipation Note
 TECP   Tax-Exempt Commercial Paper
 TRAN   Tax Revenue Anticipation Note
 VRDN   Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                            $   20,004

Expenses

Investment management                                           3,197

Shareholder servicing
  Tax-Exempt Money shares                                         443

  Tax-Exempt Money PLUS shares                                     50

Custody and accounting                                            157

Registration                                                       59

Prospectus and shareholder reports
  Tax-Exempt Money shares                                          39

  Tax-Exempt Money PLUS shares                                      7

Legal and audit                                                    17

Directors                                                          16

Proxy and annual meeting                                            3

Miscellaneous                                                      95

Total expenses                                                  4,083

Expenses paid indirectly                                          (16)

Net expenses                                                    4,067

Net investment income (loss)                                   15,937

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                             63

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATION                                      $   16,000
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $        15,937      $        25,425

  Net realized
  gain (loss)                                           63                   38

  Increase (decrease) in
  net assets from
  operations                                        16,000               25,463

Distributions to shareholders
 Net investment income
  Tax-Exempt Money shares                          (15,394)             (24,852)

  Tax-Exempt Money PLUS shares                        (543)                (573)

Decrease in net assets
from distributions                                 (15,937)             (25,425)

Capital share transactions *
 Shares sold
  Tax-Exempt Money shares                          489,094              618,863

  Tax-Exempt Money PLUS shares                      50,228               66,206

Distributions reinvested
  Tax-Exempt Money shares                           14,709               23,613

  Tax-Exempt Money PLUS shares                         543                  538

Shares redeemed
  Tax-Exempt Money shares                         (510,562)            (581,346)

  Tax-Exempt Money PLUS shares                     (43,475)             (62,622)

Increase (decrease) in net assets from
capital share transactions                             537               65,252

Net Assets
Increase (decrease)
during period                                          600               65,290

Beginning of period                                752,599              687,309

End of period                              $       753,199      $       752,599
--------------------------------------------------------------------------------

* Capital share transactions at net asset value of $1.00 per share The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
                                                             February 28, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund offers two classes of shares-Tax-Exempt Money, offered since April 8, 1981, and Tax-Exempt Money PLUS, first offered on November 1, 1998. Tax-Exempt Money PLUS provides expanded shareholder services, the cost of which is borne by its shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the fund recognized market discount at time of disposition as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $3,000. This change had no effect on the fund's net assets or total return.

     Class Accounting Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended February 28, 2002, totaled $15,937,000 and were characterized as tax exempt income. At February 28, 2002, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                                       $-

     Unrealized depreciation                                   (3,000)

     Net unrealized
     appreciation (depreciation)                               (3,000)

     Undistributed tax exempt income                          183,000

     Distributable earnings                                   180,000

     Paid-in capital                                       753,019,000

     Net assets                                            $753,199,000
--------------------------------------------------------------------------------

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassifications, which relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

     At February 28, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $748,919,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The invest-ment management agreement between the fund and the manager provides for an annual investment management fee, of which $244,000 was payable at February 28, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $489,000 for the year ended February 28, 2002, of which $39,000 was payable at period end.


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Tax-Exempt Money Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Exempt Money Fund, Inc. ("the Fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2002


T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/02

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $17,171,000 which qualified as exempt-interest dividends.
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


Brokerage SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)
     No-Load Variable Annuities
     Small Business Retirement Plans


T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.


     FINANCIAL TOOLS AND CALCULATORS

     College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

     Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement. investment Tracking and Information My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

     Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

     Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

College Planning

     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Alaska Trust and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a child's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses (effective January 1, 2002).

     We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

     Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions (effective January 1, 2002). Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Planning Calculator. This Web-based application allows you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

Advisory Services

     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Portfolio Spotlight. This powerful tool provides you with a clear picture of how all your investments fit together. After you provide the number of shares or dollar values of your stock, mutual fund, and annuity holdings, Portfolio Spotlight will show you a detailed summary of your current holdings by sector and asset class.

     Minimum Required Distribution (MRD) Guide. This guide discusses the potential effects of your MRD elections on your income, and includes a worksheet to help you make the MRD selections most appropriate for your retirement goals.


T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

Brokerage Services

T. Rowe Price Brokerage is a division of T. Rowe Price Investment
Services, Inc., Member NASD/SIPC.

     T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

     Asset Manager Account. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. AMA clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

     Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account. Margins and Options Trading for qualified investors.

     Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

     Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

     Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

     * $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

     ** The information provided through these services is prepared by independent investment research companies that are not affiliated with
          T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

     * T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

     **   Closed to new investors.

     ! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
F52-050  2/28/02